Fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 2,365	$ 10,323
Less than 12 months Gross Unrealized Losses	35	92
12 months or more Fair Value	19,118	31,213
12 months or more Gross Unrealized Losses	427	862
Total Fair Value	21,483	41,536
Total Gross Unrealized Losses	462	954
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	2,365	10,323
Less than 12 months Gross Unrealized Losses	35	92
12 months or more Fair Value	19,118	31,062
12 months or more Gross Unrealized Losses	427	853
Total Fair Value	21,483	41,385
Total Gross Unrealized Losses	462	945
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	151
12 months or more Gross Unrealized Losses	0	9
Total Fair Value	0	151
Total Gross Unrealized Losses	0	9
US Treasury Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	$ 0	$ 0